PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET

As of September 30, 2024, and 2023, property, plant and equipment, net consisted of the following:

	2024	2023
Office equipment	$11,242	$10,972
Less: accumulated depreciation	(10,496)	(8,143)
Property, plant and equipment, net	$746	$2,829